UNITED STATES
           SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C. 20549

                        FORM 13F

                  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [    ]:  Amendment Number:
This Amendment (Check only one.): [   ] is a restatement.
[     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     The Clifton Group Investment Management Company
Address:  3600 Minnesota Drive, Suite 325
          Edina, MN 55435

13F File Number:  28-13380

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Jack L. Hansen
Title:		Executive Vice President
Phone:		(612) 870-8800

Signature, Place and Date of Signing:


_/s/Jack L. Hansen___  Edina, Minnesota, Date: February 12, 2013
Jack L. Hansen

Report type: (Check only one.):

[ X  ]	13F HOLDINGS REPORT
[    ]	13F NOTICE
[    ]	13F COMBINATION REPORT

List of other Managers Reporting for this Manager: None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.


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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	None
Form 13F Information Table Entry Total:	65
Form 13F Information Table Value Total:	$ 483,445 (in thousands)

List of Other Included Managers: 	None

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
                                                                  FORM 13F INFORMATION TABLE
                                                             VALUE    SHARES/   SH/ PUT/ INVSTMT  OTHER        VOTING AUTHORITY
      NAME OF ISSUER              TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT   PRN CALL DSCRETN  MNGRS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- --------- ---------- --- ---- -------  ------ -------- ------- ---------
AXP-American Express Jan 50 CA-14 Stock Options  025816109       -7         -7  shr CALL Sole               0        0           -7
BAC-BAC Jan 2 PUT-14              Stock Options  060505104        1        709  shr PUT  Sole               0        0          709
BAC-BAC Jan 3 PUT-14              Stock Options  060505104        7      1,752  shr PUT  Sole               0        0        1,752
CVX-Chevron Jan 115 Call-13       Stock Options  166764100        0        -11  shr CALL Sole               0        0          -11
IBM-IBM Jan Call-210              Stock Options  459200101       -9        -14  shr CALL Sole               0        0          -14
MCD-McDonald's 01/18/2014 Call-90 Stock Options  580135101       -3         -7  shr CALL Sole               0        0           -7
MDY-MIDCAP SPDR TR JAN 180 CAL-14 Stock Options  78467Y107       -7         -4  shr CALL Sole               0        0           -4
MSFT-MICROSOFT JAN 30 CALL-13     Stock Options  594918104        0        123  shr CALL Sole               0        0          123
MSFT-MICROSOFT JAN 32.5 CALL-13   Stock Options  594918104        0        183  shr CALL Sole               0        0          183
MSFT-MICROSOFT JAN 35 CALL-13     Stock Options  594918104        0         60  shr CALL Sole               0        0           60
XOM-XOM JAN 95 CALL-14            Stock Options  30231G102       -3        -12  shr CALL Sole               0        0          -12
ETV-EATON VANCE BUY WRITE OP      CEF            27828Y108   11,713    937,036  shr      Sole               0        0      937,036
JLA-NUVEEN EQTY PREMIUM ADVANTAGE CEF            6706ET107    1,217    102,277  shr      Sole               0        0      102,277
JPG-NUVEEN EQTY PREM & GROWTH     CEF            6706EW100    3,082    238,393  shr      Sole               0        0      238,393
JPZ-NUVEEN EQTY PREMIUM INCOME    CEF            6706ER101      172     14,546  shr      Sole               0        0       14,546
AXP-American Express Co.          Common Stocks  025816109       55        950  shr      Sole               0        0          950
BA-Boeing Co.                     Common Stocks  097023105       23        300  shr      Sole               0        0          300
CNP-Centerpoint Energy Inc        Common Stocks  15189T107        0          5  shr      Sole               0        0            5
CVX-Chevron Texaco Corp           Common Stocks  166764100      119      1,100  shr      Sole               0        0        1,100
DD-Dupont Ei De Nemours & Co.     Common Stocks  263534109       36        800  shr      Sole               0        0          800
DIS-Disney Productions            Common Stocks  254687106       60      1,200  shr      Sole               0        0        1,200
DOW-Dow Chemical                  Common Stocks  260543103       52      1,600  shr      Sole               0        0        1,600
GE-General Electric               Common Stocks  369604103       25      1,200  shr      Sole               0        0        1,200
HPQ-Hewlett Packard               Common Stocks  428236103       12        800  shr      Sole               0        0          800
IBM-Intl Business Mach            Common Stocks  459200101      268      1,400  shr      Sole               0        0        1,400
JNJ-Johnson & Johnson             Common Stocks  478160104       70      1,000  shr      Sole               0        0        1,000
JPM-Morgan J P & Co               Common Stocks  46625H100       26        600  shr      Sole               0        0          600
KO-Coca Cola                      Common Stocks  191216100       80      2,200  shr      Sole               0        0        2,200
MCD-McDonalds Corp                Common Stocks  580135101      168      1,900  shr      Sole               0        0        1,900
MMM-3M Company                    Common Stocks  88579Y101      139      1,500  shr      Sole               0        0        1,500
MRK-Merck & Co                    Common Stocks  58933Y105       62      1,500  shr      Sole               0        0        1,500
MSFT-Microsoft Corp.              Common Stocks  594918104       40      1,500  shr      Sole               0        0        1,500
PG-Proctor & Gamble               Common Stocks  742718109       48        700  shr      Sole               0        0          700
WFC-Wells Fargo & Co              Common Stocks  949746101       27        800  shr      Sole               0        0          800
WMT-Wal-Mart Stores               Common Stocks  931142103       55        800  shr      Sole               0        0          800
XEL-Xcel Energy, Inc.             Common Stocks  98389B100       25        912  shr      Sole               0        0          912
XOM-Exxon Mobil Corporation       Common Stocks  30231G102      104      1,200  shr      Sole               0        0        1,200
EFA-iShares MSCI EAFE (EFA)       ETF            464287465   51,210    900,638  shr      Sole               0        0      900,638
IAU-iShares Gold Trust            ETF            464285105   15,188    933,000  shr      Sole               0        0      933,000
IVV-iShares Core S&P 500 (IVV)    ETF            464287200   46,558    325,263  shr      Sole               0        0      325,263
IWM-iShares Russell 2000 (IWM)    ETF            464287655    4,363     51,747  shr      Sole               0        0       51,747
MDY-S&P 400 Mid Cap               ETF            78467Y107       75        400  shr      Sole               0        0          400
QQQ-Nasdaq 100 Trust              ETF            73935A104       65      1,000  shr      Sole               0        0        1,000
SPLV-PowerShares S&P 500 Low Vol  ETF            73937B779   20,853    753,377  shr      Sole               0        0      753,377
SPY-SPDR S&P 500 ETF              ETF            78462F103   64,134    447,142  shr      Sole               0        0      447,142
VOO-Vanguard S&P 500 ETF          ETF            922908413  135,979  2,085,884  shr      Sole               0        0    2,085,884
VWO-Vanguard Emerg Mkt            ETF            922042858    8,175    183,591  shr      Sole               0        0      183,591
FTT-Federated Enhanced Trea IncFd CEF            314162108    3,106    219,025  shr      Sole               0        0      219,025
AGG-Ishares Barclays (AGG)        ETF            464287226    9,601     86,250  shr      Sole               0        0       86,250
BIV-VANGUARD INTERMEDIATE GOVT/CR ETF            921937819    1,224     13,872  shr      Sole               0        0       13,872
BND-Vanguard Total Bond Market    ETF            921937835    9,193    109,400  shr      Sole               0        0      109,400
BSV-VANGUARD SHORT-TERM BOND ETF  ETF            921937827    4,726     58,350  shr      Sole               0        0       58,350
CSJ-IShares Barclays 1-3 yr (CSJ) ETF            464288646   23,243    220,069  shr      Sole               0        0      220,069
GBF-I SHARES LEHMAN GOV'T/CR      ETF            464288596      898      7,800  shr      Sole               0        0        7,800
GVI-BARCLAYS INT GOV/CR           ETF            464288612      619      5,500  shr      Sole               0        0        5,500
JNK US-SPDR Barclays Capital High ETF            78464A417    4,009     97,950  shr      Sole               0        0       97,950
LAG-SPDR Barclays AGG             ETF            78464A649    3,331     56,313  shr      Sole               0        0       56,313
LQD US-iShares iBoxx Inv. Grade   ETF            464287242    9,470     78,035  shr      Sole               0        0       78,035
MBB-ISHARES Barclays (MBB)        ETF            464288588      378      3,500  shr      Sole               0        0        3,500
PCY US-Powershares Emerging Mkts  ETF            73936T573    4,073    129,520  shr      Sole               0        0      129,520
TIP-IShares US TIPS Fund          ETF            464287176   10,430     85,900  shr      Sole               0        0       85,900
VCSH-Vanguard S/T Corp Bond       ETF            92206C409   15,984    199,000  shr      Sole               0        0      199,000
VNQ US-Vanguard REIT ETF          ETF            922908553    4,528     68,810  shr      Sole               0        0       68,810
VNQI US-Vanguard Global ex. US RE ETF            922042676    2,558     46,481  shr      Sole               0        0       46,481
WIP-SPDR DB Intl Government Infla ETF            78464A490   11,819    184,600  shr      Sole               0        0      184,600
